Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results as one operating segment. The Company has single operating entity at a single location, and all of the products are electrical products and use the similar product line and labors. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following tables present revenue for five major markets for the years ended December 31, 2023, 2022 and 2021, respectively.

	December 31, 2023
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$11,005,500	54.15%
Australia	1,558,935	7.67%
Poland	1,318,926	6.49%
U.K.	1,053,668	5.18%
Germany	1,016,250	5.00%

	December 31, 2022
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$18,033,220	67.02%
Poland	1,607,394	5.97%
Germany	1,217,732	4.53%
Canada	971,909	3.61%
U.K.	879,733	3.27%

	December 31, 2021
Top Five International Markets:	Sales Amount (In USD)	As % of Sales
China	$10,638,503	57.11%
France	1,202,988	6.46%
Poland	1,129,165	6.06%
Mexico	1,071,869	5.75%
U.K.	790,326	4.24%